Intangibles (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of movements in intangibles

	Goodwill	Concessions	Software	Research and development project	Total
Balance at December 31, 2022	3,189	6,434	87	528	10,238
Additions	-	167	13	3	183
Disposals	-	(7)	-	-	(7)
Amortization	-	(123)	(21)	-	(144)
Translation adjustment	151	530	6	44	731
Balance at June 30, 2023	3,340	7,001	85	575	11,001
Cost	3,340	8,601	600	575	13,116
Accumulated amortization	-	(1,600)	(515)	-	(2,115)
Balance at June 30, 2023	3,340	7,001	85	575	11,001

Balance at December 31, 2021	3,208	5,223	86	494	9,011
Additions	-	132	17	-	149
Disposals	-	(9)	-	-	(9)
Amortization	-	(120)	(22)	-	(142)
Translation adjustment	63	341	2	33	439
Balance at June 30, 2022	3,271	5,567	83	527	9,448
Cost	3,271	6,846	550	527	11,194
Accumulated amortization	-	(1,279)	(467)	-	(1,746)
Balance at June 30, 2022	3,271	5,567	83	527	9,448